UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00696

T. Rowe Price Small-Cap Stock Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
Semiannual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
OTCFX Small-Cap Stock Fund –
.
PASSX Small-Cap Stock Fund–
.
Advisor  Class
OTIIX Small-Cap Stock Fund–
.
I  Class
TRZZX Small-Cap Stock Fund–
.
Z Class

T. ROWE PRICE Small-Cap Stock Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Small-Cap Stock Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE Small-Cap Stock Fund

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Small-Cap Stock Fund
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
12/31/22 6/30/23
Health Care 18.5% 19.1%
Industrials and Business
Services 15.9 18.0
Financials 16.9 13.9
Information Technology 13.6 13.0
Consumer Discretionary 10.9 12.2
Real Estate 5.0 5.2
Energy 5.0 5.0
Consumer Staples 4.3 3.8
Materials 3.4 3.6
Utilities 3.8 3.1
Communication Services 0.4 0.2
Other and Reserves 2.3 2.9
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Small-Cap Stock Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/23
Cava Group 1.4%
Ingersoll Rand 1.3
FirstService 1.3
Venture Global LNG 1.2
Selective Insurance Group 1.1
EastGroup Properties 1.1
Element Solutions 1.0
Apellis Pharmaceuticals 1.0
Molina Healthcare 1.0
Ollie's Bargain Outlet Holdings 0.9
DoubleVerify Holdings 0.9
Lattice Semiconductor 0.9
PennyMac Financial Services 0.9
Papa John's International 0.9
BellRing Brands 0.9
Burlington Stores 0.9
Entegris 0.8
SPX Technologies 0.8
SiteOne Landscape Supply 0.8
Abcam 0.8
Teledyne Technologies 0.8
Magnolia Oil & Gas 0.8
Federal Signal 0.8
Descartes Systems Group 0.8
Saia 0.8
Total 23.9%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Small-Cap Stock Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Small-Cap Stock Fund

SMALL-CAP STOCK FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,087.30 $4.66
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.33   4.51
Advisor Class
Actual   1,000.00   1,085.70   6.05
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,018.99   5.86
I Class
Actual   1,000.00   1,087.80   4.04
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.93   3.91
Z Class
Actual   1,000.00   1,092.20   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.79   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.90%,
the
2
Advisor Class was 1.17%, the
3
I Class was 0.78%, and the
5
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 51 .34 $ 69 .75 $ 63 .91 $ 52 .31 $ 41 .28 $ 47 .70
Investment activities
Net investment
income (loss)
(1)(2)
0 .02 ( 0 .03 ) ( 0 .13 ) ( 0 .01 ) ( 0 .03 ) 0 .01
Net realized and
unrealized gain/loss 4 .46 ( 16 .26 ) 10 .91 13 .07 13 .86 ( 1 .30 )
Total from
investment activities 4 .48 ( 16 .29 ) 10 .78 13 .06 13 .83 ( 1 .29 )
Distributions
Net realized gain — ( 2 .12 ) ( 4 .94 ) ( 1 .46 ) ( 2 .80 ) ( 5 .13 )
NET ASSET VALUE
End of period $ 55 .82 $ 51 .34 $ 69 .75 $ 63 .91 $ 52 .31 $ 41 .28

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
8 .73% ( 23 .49 ) % 17 .14% 25 .05% 33 .63% ( 3 .24 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .90%
(4)
0 .91% 0 .85% 0 .88% 0 .88% 0 .89%
Net expenses after
waivers/payments
by Price Associates 0 .90%
(4)
0 .91% 0 .85% 0 .88% 0 .88% 0 .89%
Net investment
income (loss) 0 .09%
(4)
( 0 .05 ) % ( 0 .18 ) % ( 0 .02 ) % ( 0 .05 ) % 0 .03%
Portfolio turnover rate 11 .8% 24 .3% 14 .9% 19 .6% 24 .1% 33 .5%
Net assets, end of
period (in millions) $2,513 $2,394 $5,249 $5,095 $7,706 $6,520
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 50 .62 $ 68 .99 $ 63 .23 $ 51 .78 $ 40 .88 $ 47 .25
Investment activities
Net investment
loss
(1)(2)
( 0 .05 ) ( 0 .17 ) ( 0 .34 ) ( 0 .15 ) ( 0 .16 ) ( 0 .12 )
Net realized and
unrealized gain/loss 4 .39 ( 16 .08 ) 10 .79 12 .91 13 .71 ( 1 .28 )
Total from
investment activities 4 .34 ( 16 .25 ) 10 .45 12 .76 13 .55 ( 1 .40 )
Distributions
Net realized gain — ( 2 .12 ) ( 4 .69 ) ( 1 .31 ) ( 2 .65 ) ( 4 .97 )
NET ASSET VALUE
End of period $ 54 .96 $ 50 .62 $ 68 .99 $ 63 .23 $ 51 .78 $ 40 .88

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
8 .57% ( 23 .69 ) % 16 .79% 24 .72% 33 .27% ( 3 .49 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1 .17%
(4)
1 .17% 1 .15% 1 .15% 1 .15% 1 .16%
Net expenses after
waivers/payments
by Price Associates 1 .17%
(4)
1 .17% 1 .15% 1 .15% 1 .15% 1 .16%
Net investment loss ( 0 .19 ) %
(4)
( 0 .31 ) % ( 0 .48 ) % ( 0 .30 ) % ( 0 .33 ) % ( 0 .25 ) %
Portfolio turnover rate 11 .8% 24 .3% 14 .9% 19 .6% 24 .1% 33 .5%
Net assets, end of
period (in thousands) $56,583 $65,259 $105,183 $116,742 $130,718 $131,528
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 51 .36 $ 69 .76 $ 63 .92 $ 52 .31 $ 41 .28 $ 47 .71
Investment activities
Net investment
income (loss)
(1)(2)
0 .06 0 .07 ( 0 .05 ) 0 .03 0 .04 0 .10
Net realized and
unrealized gain/loss 4 .45 ( 16 .28 ) 10 .91 13 .11 13 .86 ( 1 .32 )
Total from
investment activities 4 .51 ( 16 .21 ) 10 .86 13 .14 13 .90 ( 1 .22 )
Distributions
Net investment
income — ( 0 .07 ) — ( 0 .01 ) — —
Net realized gain — ( 2 .12 ) ( 5 .02 ) ( 1 .52 ) ( 2 .87 ) ( 5 .21 )
Total distributions — ( 2 .19 ) ( 5 .02 ) ( 1 .53 ) ( 2 .87 ) ( 5 .21 )
NET ASSET VALUE
End of period $ 55 .87 $ 51 .36 $ 69 .76 $ 63 .92 $ 52 .31 $ 41 .28

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
8 .78% ( 23 .37 ) % 17 .27% 25 .21% 33 .80% ( 3 .10 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .78%
(4)
0 .77% 0 .75% 0 .75% 0 .75% 0 .75%
Net expenses after
waivers/payments
by Price Associates 0 .78%
(4)
0 .77% 0 .75% 0 .75% 0 .75% 0 .75%
Net investment
income (loss) 0 .21%
(4)
0 .12% ( 0 .08 ) % 0 .07% 0 .08% 0 .20%
Portfolio turnover rate 11 .8% 24 .3% 14 .9% 19 .6% 24 .1% 33 .5%
Net assets, end of
period (in millions) $3,200 $2,987 $2,385 $2,110 $2,647 $1,811
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 51 .43 $ 69 .79 $ 63 .93 $ 34 .88
Investment activities
Net investment income
(2)(3)
0 .27 0 .50 0 .48 0 .35
Net realized and unrealized gain/loss 4 .47 ( 16 .29 ) 10 .92 30 .57
Total from investment activities 4 .74 ( 15 .79 ) 11 .40 30 .92
Distributions
Net investment income — ( 0 .45 ) ( 0 .30 ) ( 0 .35 )
Net realized gain — ( 2 .12 ) ( 5 .24 ) ( 1 .52 )
Total distributions — ( 2 .57 ) ( 5 .54 ) ( 1 .87 )
NET ASSET VALUE
End of period $ 56 .17 $ 51 .43 $ 69 .79 $ 63 .93
Ratios/Supplemental Data
Total return
(3)(4)
9 .22% ( 22 .79 ) % 18 .14% 88 .82%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0 .74%
(5)
0 .74% 0 .74% 0 .74%
(5)
Net expenses after waivers/payments by Price
Associates 0 .00%
(5)
0 .00% 0 .00% 0 .00%
(5)
Net investment income 1 .00%
(5)
0 .87% 0 .67% 0 .85%
(5)
Portfolio turnover rate 11 .8% 24 .3% 14 .9% 19 .6%
Net assets, end of period (in millions) $3,246 $2,971 $3,983 $4,009
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Small-Cap Stock Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.3%
COMMUNICATION SERVICES 0.2%
Interactive Media & Services 0.2%
Vimeo (1) 4,955,600 20,417
Total Communication Services 20,417
CONSUMER DISCRETIONARY 12.2%
Automobiles 0.4%
Rivian Automotive, Class A  (1) 2,324,514 38,726
38,726
Broadline Retail 1.1%
Kohl's  661,643 15,251
Ollie's Bargain Outlet Holdings  (1) 1,458,852 84,511
99,762
Diversified Consumer Services 2.1%
Bright Horizons Family Solutions  (1) 650,279 60,118
Clear Secure, Class A  2,096,074 48,566
Duolingo  (1) 332,900 47,585
Rover Group, Earn Out Shares $16.00, Acquisition Date: 8/2/21,
Cost $—  (1)(2) 773,380 26
Strategic Education  456,430 30,964
187,259
Hotels, Restaurants & Leisure 4.5%
BJ's Restaurants  (1) 1,070,982 34,057
Cava Group  (1) 27,166 1,112
Cava Group, Acquisition Date: 6/23/20 - 3/26/21, Cost $30,760  (1)
(2)(3) 3,169,758 129,802
Chuy's Holdings  (1)(4) 986,343 40,263
Dutch Bros, Class A  (1) 256,137 7,287
Fiesta Restaurant Group  (1)(4) 2,092,782 16,617
Marriott Vacations Worldwide  150,400 18,457
Papa John's International  1,073,020 79,221
Red Rock Resorts, Class A  533,500 24,957
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $33,027  (1)(2)(4)(5)(6) 3,862,836 20,937
Wyndham Hotels & Resorts  454,200 31,144
403,854

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Household Durables 0.7%
Installed Building Products  137,600 19,286
Skyline Champion  (1) 665,875 43,582
62,868
Specialty Retail 2.9%
Burlington Stores  (1) 494,589 77,843
Caleres  912,600 21,839
Farfetch, Class A  (1) 2,679,709 16,185
Five Below  (1) 165,390 32,506
Floor & Decor Holdings, Class A  (1) 125,600 13,057
Monro  986,558 40,084
RH  (1) 67,409 22,217
Savers Value Village  (1) 352,613 8,357
Warby Parker, Class A  (1) 2,322,724 27,153
259,241
Textiles, Apparel & Luxury Goods 0.5%
Skechers USA, Class A  (1) 777,700 40,954
40,954
Total Consumer Discretionary 1,092,664
CONSUMER STAPLES 3.4%
Beverages 0.9%
Boston Beer, Class A  (1) 188,822 58,240
Coca-Cola Consolidated  41,348 26,298
84,538
Consumer Staples Distribution & Retail 0.0%
Fresh Market, EC  (1)(6) 910,700 —
—
Food Products 1.6%
Nomad Foods  (1) 1,052,492 18,440
Post Holdings  (1) 527,809 45,735
Simply Good Foods  (1) 546,800 20,007
TreeHouse Foods  (1) 484,675 24,418
Utz Brands  2,006,353 32,824
141,424

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Personal Care Products 0.9%
BellRing Brands  (1) 2,154,575 78,857
78,857
Total Consumer Staples 304,819
ENERGY 4.9%
Energy Equipment & Services 1.0%
Cactus, Class A  480,400 20,331
Liberty Energy, Class A  2,488,121 33,266
NexTier Oilfield Solutions  (1) 4,172,957 37,306
90,903
Oil, Gas & Consumable Fuels 3.9%
Devon Energy  762,846 36,876
Diamondback Energy  495,368 65,071
Kimbell Royalty Partners  468,937 6,898
Magnolia Oil & Gas, Class A  3,465,786 72,435
Range Resources  1,373,400 40,378
Southwestern Energy  (1) 4,121,400 24,770
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $1,247  (1)(2)(6) 413 7,434
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $20,149  (1)(2)(6) 5,556 100,008
353,870
Total Energy 444,773
FINANCIALS 13.7%
Banks 6.5%
BankUnited  1,000,067 21,551
Blue Foundry Bancorp  (1) 671,100 6,785
Cadence Bank  1,375,500 27,015
Capitol Federal Financial  2,292,532 14,145
Columbia Banking System  1,616,900 32,791
CRB Group, Acquisition Date: 4/14/22, Cost $2,582  (1)(2)(6) 24,556 1,900
CrossFirst Bankshares  (1) 1,243,850 12,438
Dime Community Bancshares  954,136 16,821
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $2,938  (1)(2)(4)(6) 293,821 5,876
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,443  (1)(2)(4)(6) 144,311 2,886

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $—  (1)(2)(4)(6) 43,813 456
East West Bancorp  930,505 49,121
Eastern Bankshares  1,444,200 17,720
Equity Bancshares, Class A  636,225 14,493
FB Financial  863,563 24,223
First Bancshares  891,189 23,028
Five Star Bancorp  635,997 14,227
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,000  (1)(2)(6) 500,044 1,205
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $—  (1)(2)(6) 98,245 16
Heritage Commerce  2,537,154 21,008
Home BancShares  1,075,593 24,524
Kearny Financial  1,347,200 9,498
Live Oak Bancshares  1,088,093 28,628
Origin Bancorp  1,033,196 30,273
Pacific Premier Bancorp  944,669 19,536
Pinnacle Financial Partners  616,478 34,923
Popular  347,696 21,043
SouthState  658,704 43,343
Texas Capital Bancshares  (1) 458,100 23,592
Veritex Holdings  962,678 17,261
Western Alliance Bancorp  592,458 21,607
581,933
Capital Markets 1.5%
Cboe Global Markets  413,622 57,084
P10, Class A  1,981,657 22,393
StepStone Group, Class A  1,155,485 28,668
TMX Group (CAD)  1,360,000 30,603
138,748
Consumer Finance 0.5%
Encore Capital Group  (1) 492,969 23,968
PRA Group  (1) 998,998 22,827
46,795

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Financial Services 1.6%
Conyers Park III Acquisition  (1) 1,106,715 11,311
Essent Group  396,280 18,546
PennyMac Financial Services  1,181,693 83,085
Toast, Class A  (1) 1,512,500 34,137
147,079
Insurance 3.6%
Assurant  482,893 60,709
Axis Capital Holdings  1,195,300 64,343
First American Financial  519,900 29,645
Hanover Insurance Group  376,578 42,565
Kemper  558,046 26,931
Selective Insurance Group  1,052,939 101,029
325,222
Total Financials 1,239,777
HEALTH CARE 18.0%
Biotechnology 8.0%
Abcam, ADR  (1) 3,013,538 73,741
Agios Pharmaceuticals  (1) 425,133 12,040
Apellis Pharmaceuticals  (1) 989,176 90,114
Argenx, ADR  (1) 144,621 56,363
Ascendis Pharma, ADR  (1) 491,342 43,852
Avid Bioservices  (1) 1,786,831 24,962
Blueprint Medicines  (1) 672,649 42,512
Cerevel Therapeutics Holdings  (1) 542,890 17,259
Crinetics Pharmaceuticals  (1) 421,600 7,597
CRISPR Therapeutics  (1) 287,295 16,129
Cytokinetics  (1) 560,200 18,274
Generation Bio  (1) 1,025,228 5,639
HilleVax  (1) 368,585 6,336
Icosavax  (1) 874,456 8,683
Immatics  (1) 740,723 8,548
Insmed  (1) 2,121,883 44,772
Ionis Pharmaceuticals  (1) 747,700 30,678
Karuna Therapeutics  (1) 240,433 52,138

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kymera Therapeutics  (1) 244,330 5,617
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $226  (1)(2) 17,800 50
MacroGenics  (1) 1,271,361 6,802
Morphic Holding  (1) 230,480 13,214
MorphoSys, ADR  (1) 2,225,179 16,622
Nkarta  (1) 958,052 2,098
Prothena  (1) 325,907 22,253
RAPT Therapeutics  (1) 467,722 8,746
Relay Therapeutics  (1) 452,531 5,684
Repare Therapeutics  (1) 381,200 4,033
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $—  (1)(2) 85,583 333
Scholar Rock Holding  (1) 1,194,878 9,009
Vaxcyte  (1) 493,297 24,635
Verve Therapeutics  (1) 525,280 9,849
Xencor  (1) 750,458 18,739
Zentalis Pharmaceuticals  (1) 495,901 13,989
721,310
Health Care Equipment & Supplies 3.4%
Embecta  1,330,300 28,734
ICU Medical  (1) 299,546 53,376
Masimo  (1) 237,800 39,130
Neogen  (1) 2,121,387 46,140
Outset Medical  (1) 1,457,719 31,880
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $13,938  (1)(2)
(6) 3,701,604 1,777
Penumbra (1) 53,500 18,407
PROCEPT BioRobotics  (1) 1,293,879 45,739
QuidelOrtho  (1) 490,028 40,604
305,787
Health Care Providers & Services 3.9%
Alignment Healthcare  (1) 2,913,841 16,755
dentalcorp Holdings (CAD)  (1) 1,267,633 7,024
Guardant Health  (1) 682,952 24,450
ModivCare  (1) 530,174 23,969
Molina Healthcare  (1) 287,428 86,585

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NeoGenomics  (1) 2,322,600 37,324
Option Care Health  (1) 1,261,012 40,970
Pennant Group  (1) 675,524 8,295
Privia Health Group  (1) 2,166,529 56,568
U.S. Physical Therapy  373,929 45,391
347,331
Health Care Technology 0.4%
Certara (1) 1,124,412 20,475
Doximity, Class A  (1) 572,153 19,465
39,940
Life Sciences Tools & Services 1.8%
10X Genomics, Class A  (1) 459,000 25,631
Adaptive Biotechnologies  (1) 482,598 3,238
Bruker  920,196 68,021
Olink Holding, ADR  (1) 926,465 17,371
Pacific Biosciences of California  (1) 2,732,920 36,348
Repligen  (1) 98,953 13,998
164,607
Pharmaceuticals 0.5%
Catalent (1) 711,691 30,859
Structure Therapeutics, ADR  (1) 198,326 8,244
Ventyx Biosciences  (1) 203,800 6,685
45,788
Total Health Care 1,624,763
INDUSTRIALS & BUSINESS SERVICES 17.2%
Aerospace & Defense 0.9%
Bombardier, Class B (CAD)  (1) 353,400 17,423
Cadre Holdings  529,327 11,539
Parsons  (1) 1,072,065 51,609
80,571
Building Products 1.0%
AZZ  1,148,654 49,921
CSW Industrials  269,246 44,746
94,667

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies 1.6%
Casella Waste Systems, Class A  (1) 348,124 31,488
Rentokil Initial (GBP)  6,388,283 49,948
Stericycle  (1) 632,600 29,378
Tetra Tech  177,840 29,119
139,933
Construction & Engineering 0.2%
WillScot Mobile Mini Holdings  (1) 348,700 16,664
16,664
Electrical Equipment 0.1%
Thermon Group Holdings  (1) 485,928 12,926
12,926
Ground Transportation 1.2%
Convoy, Warrants, 3/15/33, Acquisition Date: 3/24/23, Cost $—  (1)
(2)(6) 101,882 —
Landstar System  179,524 34,565
Saia  (1) 202,575 69,364
103,929
Machinery 7.6%
ATS (1) 208,323 9,601
Enerpac Tool Group  1,742,700 47,053
EnPro Industries  227,000 30,311
Esab  395,249 26,300
ESCO Technologies  389,141 40,327
Federal Signal  1,120,100 71,720
Graco  537,718 46,432
Helios Technologies  706,148 46,669
Ingersoll Rand  1,839,424 120,225
John Bean Technologies  420,459 51,002
Marel (ISK)  2,051,397 6,538
Mueller Water Products, Class A  2,727,477 44,267
RBC Bearings  (1) 212,800 46,278
SPX Technologies  (1) 879,400 74,723
Toro  273,123 27,763
689,209

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Passenger Airlines 0.5%
Allegiant Travel  (1) 337,500 42,620
42,620
Professional Services 1.7%
Booz Allen Hamilton Holding  157,580 17,586
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $4,339  (1)(2)(6) 568,563 3,070
Clarivate  (1) 3,207,095 30,564
Huron Consulting Group  (1) 156,200 13,263
Legalzoom.com  (1) 1,035,134 12,504
Paycor HCM  (1) 1,367,128 32,360
SS&C Technologies Holdings  722,369 43,776
153,123
Trading Companies & Distributors 2.4%
Air Lease  892,800 37,364
Beacon Roofing Supply  (1) 650,400 53,970
Rush Enterprises, Class A  575,577 34,960
SiteOne Landscape Supply  (1) 446,444 74,717
Xometry, Class A  (1) 562,037 11,904
212,915
Total Industrials & Business Services 1,546,557
INFORMATION TECHNOLOGY 12.4%
Communications Equipment 0.1%
Infinera (1) 1,422,400 6,870
6,870
Electronic Equipment, Instruments & Components 4.3%
CTS  1,152,292 49,122
Littelfuse  199,627 58,153
Mirion Technologies  (1) 5,118,935 43,255
Napco Security Technologies  657,789 22,793
Novanta  (1) 239,012 44,002
PAR Technology  (1)(4) 1,684,057 55,456
Teledyne Technologies  (1) 178,650 73,445
Vontier  1,300,500 41,889
388,115

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services 0.0%
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $1,148  (1)
(2)(6) 25,034 1,825
Themis Solutions, Acquisition Date: 4/14/21, Cost $2,746  (1)(2)(6) 122,320 2,180
4,005
Semiconductors & Semiconductor Equipment 3.4%
Credo Technology Group Holding  (1) 1,497,197 25,961
Entegris  685,002 75,912
Lattice Semiconductor  (1) 868,866 83,472
MACOM Technology Solutions Holdings  (1) 618,500 40,530
Onto Innovation  (1) 522,700 60,879
SiTime  (1) 153,300 18,085
304,839
Software 4.6%
Agilysys (1) 482,500 33,119
Amplitude, Class A  (1) 2,421,000 26,631
Braze, Class A  (1) 260,300 11,398
Descartes Systems Group  (1) 868,833 69,602
DoubleVerify Holdings  (1) 2,154,872 83,868
Envestnet  (1) 406,800 24,143
Five9  (1) 805,708 66,431
Manhattan Associates  (1) 209,200 41,815
Socure, Acquisition Date: 12/22/21, Cost $2,034  (1)(2)(6) 126,571 947
Workiva  (1) 579,734 58,936
416,890
Total Information Technology 1,120,719
MATERIALS 3.3%
Chemicals 1.8%
Element Solutions  4,697,767 90,197
HB Fuller  280,500 20,058
Quaker Chemical  262,061 51,076
161,331
Metals & Mining 1.3%
Compass Minerals International  267,400 9,092
Constellium  (1) 3,330,971 57,293

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ERO Copper (CAD)  (1) 928,867 18,791
Haynes International  (4) 677,495 34,430
119,606
Paper & Forest Products 0.2%
West Fraser Timber (CAD)  236,347 20,305
20,305
Total Materials 301,242
REAL ESTATE 5.2%
Health Care Real Estate Investment Trusts 0.2%
Community Healthcare Trust, REIT  478,375 15,796
15,796
Industrial Real Estate Investment Trusts 1.9%
EastGroup Properties, REIT  553,200 96,035
Rexford Industrial Realty, REIT  1,023,418 53,443
Terreno Realty, REIT  419,800 25,230
174,708
Real Estate Management & Development 1.9%
Altus Group (CAD)  233,300 7,737
DigitalBridge Group  1,089,423 16,025
FirstService  735,513 113,335
Tricon Residential  3,523,225 31,040
168,137
Residential Real Estate Investment Trusts 0.6%
Flagship Communities REIT, REIT  626,319 10,177
Independence Realty Trust, REIT  2,198,068 40,049
50,226
Specialized Real Estate Investment Trusts 0.6%
CubeSmart, REIT  1,314,138 58,689
58,689
Total Real Estate 467,556
UTILITIES 3.1%
Electric Utilities 0.9%
IDACORP  538,669 55,267

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MGE Energy  281,076 22,236
77,503
Gas Utilities 1.5%
Chesapeake Utilities  463,057 55,104
ONE Gas  277,200 21,292
Southwest Gas Holdings  905,677 57,646
134,042
Independent Power & Renewable Electricity Producers 0.4%
NextEra Energy Partners  635,025 37,238
37,238
Water Utilities 0.3%
California Water Service Group  502,168 25,927
25,927
Total Utilities 274,710
Total Miscellaneous Common Stocks  0.7%  (7) 65,199
Total Common Stocks (Cost $6,122,131) 8,503,196
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition Date: 3/24/23,
Cost $707  (1)(2)(6) 706,793 707
Total Convertible Bonds (Cost $707) 707
CONVERTIBLE PREFERRED STOCKS 2.8%
CONSUMER DISCRETIONARY 0.0%
Hotels, Restaurants & Leisure 0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $6,812  (1)(2)
(4)(5)(6) 758,455 4,111
4,111
Specialty Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $10,756  (1)(2)(6) 1,848,191 3,401
3,401
Total Consumer Discretionary 7,512

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 0.4%
Food Products 0.4%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $14,331  (1)(2)(6) 776,181 38,832
Total Consumer Staples 38,832
FINANCIALS 0.1%
Banks 0.1%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $9,075  (1)
(2)(6) 86,312 6,677
Total Financials 6,677
HEALTH CARE 1.0%
Biotechnology 0.2%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $4,493  (1)(2)(6) 1,627,947 8,709
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $8,050  (1)(2)(6) 993,799 5,317
14,026
Health Care Equipment & Supplies 0.1%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $5,415  (1)(2)
(6) 5,330,753 5,415
5,415
Health Care Providers & Services 0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $9,397  (1)(2)(6) 3,902,227 4,253
4,253
Life Sciences Tools & Services 0.6%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $4,754  (1)(2)(6) 403,512 4,754
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $5,808  (1)(2)
(6) 657,721 1,914
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,793  (1)(2)(6) 497,323 30,202
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $11,631  (1)(2)(6) 261,906 15,906
52,776
Total Health Care 76,470
INDUSTRIALS & BUSINESS SERVICES 0.5%
Aerospace & Defense 0.2%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $5,882  (1)(2)(6) 130,614 4,194

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11,512  (1)(2)
(6) 2,061,623 10,370
14,564
Air Freight & Logistics 0.1%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $5,112  (1)(2)(6) 420,147 7,554
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $3,033  (1)(2)(6) 148,715 2,674
10,228
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $5,620  (1)(2)
(6) 269,870 3,592
3,592
Ground Transportation 0.1%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $8,346  (1)(2)(6) 1,175,394 6,089
Convoy, Series D, Acquisition Date: 10/30/19, Cost $10,022  (1)(2)
(6) 740,142 3,834
9,923
Professional Services 0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $3,881  (1)(2)(6) 852,879 4,605
Checkr, Series D, Acquisition Date: 9/6/19, Cost $11,857  (1)(2)(6) 1,176,033 6,351
10,956
Total Industrials & Business Services 49,263
INFORMATION TECHNOLOGY 0.6%
IT Services 0.3%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $4,277  (1)(2)(6) 293,317 3,546
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $1,811  (1)(2)
(6) 95,996 1,160
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $10  (1)
(2)(6) 381 28
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $4,907  (1)
(2)(6) 186,629 13,607
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $997  (1)
(2)(6) 9,288 677
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $491  (1)
(2)(6) 4,130 301
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $618  (1)(2)(6) 27,540 491
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $62  (1)(2)(6) 2,740 49

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $67  (1)(2)(6) 2,980 53
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $7,824  (1)(2)(6) 348,470 6,210
26,122
Software 0.3%
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,576  (1)(2)(6) 886,735 5,498
Nuro, Series D, Acquisition Date: 10/29/21, Cost $5,450  (1)(2)(6) 261,432 1,621
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $5,398  (1)(2)(6) 1,068,639 5,450
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $7,110  (1)(2)(6) 1,127,860 9,621
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $698  (1)(2)(6) 79,390 677
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,472  (1)(2)
(6) 153,828 1,151
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,029  (1)
(2)(6) 126,253 944
Socure, Series B, Acquisition Date: 12/22/21, Cost $37  (1)(2)(6) 2,284 17
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,702  (1)(2)(6) 292,632 2,189
27,168
Total Information Technology 53,290
MATERIALS 0.2%
Chemicals 0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $7,078  (1)(2)(6) 149,321 7,128
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $9,813  (1)(2)(6) 237,759 4,822
11,950
Metals & Mining 0.1%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $5,884  (1)(2)(6) 214,677 9,184
9,184
Total Materials 21,134
Total Convertible Preferred Stocks (Cost $245,890) 253,178

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund, 5.13%  (4)(8) 271,124,721 271,125
Total Short-Term Investments (Cost $271,125) 271,125
Total Investments in Securities
100.1% of Net Assets
(Cost $6,639,853) $ 9,028,206
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$534,613 and represents 5.9% of net assets.
(3) Security is subject to a contractual sale restriction (lockup). The total value of such securities at period-end amounts to $129,802; the remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or conditions in accordance with legal documents.
(4) Affiliated Companies
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) See Note 2. Level 3 in fair value hierarchy.
(7) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(8) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
ISK Iceland Krona
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Stock Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Chuy's Holdings  $ 2,313 $ 11,433 $ —
Dogwood State Bank, Non-Voting Shares  — 587 —
Dogwood State Bank, Voting Shares  — 288 —
Dogwood State Bank, Warrants, 5/6/24  — 103 —
Fiesta Restaurant Group  117 1,152 —
Haynes International  170 3,342 301
PAR Technology  99 6,660 —
Torchys Holdings  — 1,070 —
Torchys Holdings, Class A  — 5,447 —
T. Rowe Price Government Reserve Fund, 5.13% — — 6,444
Totals $ 2,699# $ 30,082 $ 6,745+

T. ROWE PRICE Small-Cap Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
Chuy's Holdings  $ 31,151 $ 3,381 $ 5,702 $ 40,263
Dogwood State Bank, Non-
Voting Shares  * — — 5,876
Dogwood State Bank, Voting
Shares  * — — 2,886
Dogwood State Bank, Warrants,
5/6/24  * — — 456
Fiesta Restaurant Group  15,712 — 247 16,617
Haynes International  31,622 — 534 34,430
PAR Technology  * 22,628 931 55,456
Torchys Holdings  3,041 — — 4,111
Torchys Holdings, Class A  15,490 — — 20,937
T. Rowe Price Government
Reserve Fund, 5.13% 244,859   ¤   ¤ 271,125
Total $ 452,157^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $6,745 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $497,534.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Stock Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $6,639,853) $ 9,028,206
Receivable for investment securities sold 10,233
Dividends and interest receivable 4,415
Receivable for shares sold 3,673
Due from affiliates 1,701
Cash 1
Other assets 53
Total assets 9,048,282
Liabilities
Payable for investment securities purchased 20,908
Payable for shares redeemed 5,710
Investment management fees payable 5,335
Payable to directors 7
Other liabilities 642
Total liabilities 32,602
NET ASSETS $ 9,015,680

T. ROWE PRICE Small-Cap Stock Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,708,381
Paid-in capital applicable to 161,121,725 shares of $0.50
par value capital stock outstanding; 1,000,000,000 shares
authorized 6,307,299
NET ASSETS $ 9,015,680
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,513,120; Shares outstanding: 45,024,453) $ 55.82
Advisor Class
(Net assets: $56,583; Shares outstanding: 1,029,517) $ 54.96
I Class
(Net assets: $3,199,750; Shares outstanding: 57,273,786) $ 55.87
Z Class
(Net assets: $3,246,227; Shares outstanding: 57,793,969) $ 56.17

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $266) $ 43,423
Other 3
Total income 43,426
Expenses
Investment management 32,249
Shareholder servicing
Investor Class $ 1,861
Advisor Class 43
I Class 494 2,398
Rule 12b-1 fees
Advisor Class 74
Prospectus and shareholder reports
Investor Class 40
Advisor Class 9
I Class 22
Z Class 1 72
Custody and accounting 171
Proxy and annual meeting 53
Registration 43
Legal and audit 26
Directors 15
Miscellaneous 1
Waived / paid by Price Associates (11,496)
Total expenses 23,606
Net investment income 19,820

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 219,818
Foreign currency transactions (12)
Net realized gain 219,806
Change in net unrealized gain / loss
Securities 503,500
Other assets and liabilities denominated in foreign currencies (3)
Change in net unrealized gain / loss 503,497
Net realized and unrealized gain / loss 723,303
INCREASE IN NET ASSETS FROM OPERATIONS
$ 743,123

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 19,820 $ 29,863
Net realized gain 219,806 616,608
Change in net unrealized gain / loss 503,497 (3,332,144)
Increase (decrease) in net assets from operations 743,123 (2,685,673)
Distributions to shareholders
Net earnings
Investor Class – (95,901)
Advisor Class – (2,632)
I Class – (124,504)
Z Class – (141,917)
Decrease in net assets from distributions – (364,954)
Capital share transactions
*
Shares sold
Investor Class 78,589 171,438
Advisor Class 3,691 10,162
I Class 277,832 1,722,092
Z Class 153,482 293,191
Distributions reinvested
Investor Class – 90,178
Advisor Class – 2,627
I Class – 113,419
Z Class – 141,917
Shares redeemed
Investor Class (164,677) (1,947,789)
Advisor Class (17,852) (26,756)
I Class (323,488) (418,724)
Z Class (152,951) (404,988)
Decrease in net assets from capital share
transactions (145,374) (253,233)

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Increase (decrease) during period 597,749 (3,303,860)
Beginning of period 8,417,931 11,721,791
End of period $ 9,015,680 $ 8,417,931
*Share information (000s)
Shares sold
Investor Class 1,458 2,956
Advisor Class 70 177
I Class 5,186 29,326
Z Class 2,847 5,113
Distributions reinvested
Investor Class – 1,684
Advisor Class – 49
I Class – 2,117
Z Class – 2,646
Shares redeemed
Investor Class (3,063) (33,257)
Advisor Class (329) (462)
I Class (6,081) (7,456)
Z Class (2,823) (7,066)
Decrease in shares outstanding (2,735) (4,173)

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies. The fund has four classes of shares: the Small-Cap Stock
Fund (Investor Class), the Small-Cap Stock Fund–Advisor Class (Advisor Class),
the Small-Cap Stock Fund–I Class (I Class), and the Small-Cap Stock Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are

T. ROWE PRICE Small-Cap Stock Fund

reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date.
Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the six months ended June 30, 2023, the fund realized
$71,940,000 of net gain on $168,674,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier,

T. ROWE PRICE Small-Cap Stock Fund

or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following

T. ROWE PRICE Small-Cap Stock Fund

functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary

T. ROWE PRICE Small-Cap Stock Fund

market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium

T. ROWE PRICE Small-Cap Stock Fund

from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2023, totaled $(11,345,000) for the six months ended June 30, 2023.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,064,099 $ 288,580 $ 150,517 $ 8,503,196
Convertible Bonds — — 707 707
Convertible Preferred Stocks — — 253,178 253,178
Short-Term Investments 271,125 — — 271,125
Total $ 8,335,224 $ 288,580 $ 404,402 $ 9,028,206
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
6/30/23
Investment in Securities
Common Stocks $ 129,116 $ 23,659 $ — $ (2,258) $ 150,517
Convertible Bonds — — 707 — 707
Convertible Preferred Stocks 321,338 (37,400) — (30,760) 253,178
Total $ 450,454 $ (13,741) $ 707 $ (33,018) $ 404,402

T. ROWE PRICE Small-Cap Stock Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 150,517 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.9x
– 14.3x
2.9x Increase
Sales growth
rate
27%
– 168%
98% Increase
Enterprise
value to gross
profit multiple
4.7x
– 18.4x
9.3x Increase
Gross profit
growth rate
27% 27% Increase
Enterprise
value to
EBITDA
multiple
19.3x 19.3x Increase
Price-to-
earnings
multiple
8.4x
– 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0%
– 85%
43% Increase
Price to
tangible book
value multiple
0.8x
– 0.9x
0.9x Increase

T. ROWE PRICE Small-Cap Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Tangible book
value growth
rate
14% 14% Increase
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 37%
– 39%
37% Increase
Convertible
Bonds
$ 707 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 253,178 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
Comparable
Enterprise
value to sales
multiple
0.8x
– 14.3x
4.1x Increase
Sales growth
rate
15%
– 172%
42% Increase
Enterprise
value to gross
profit multiple
2.3x
– 18.4x
10.4x Increase
Gross profit
growth rate
27%
– 39%
33% Increase
Enterprise
value to
EBITDA
multiple
7.5x
– 19.3x
12.5x Increase
EBITDA
growth rate
65% 65% Increase

T. ROWE PRICE Small-Cap Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to gross
merchandise
value multiple
0.5x
– 0.6x
0.6x Increase
Gross
merchandise
value growth
rate
30% 30% Increase
Projected
enterprise
value to sales
multiple
0.8x
–7.9x
4.7x Increase
Projected
enterprise
value to
EBITDA
multiple
15.1x 15.1x Increase
Price-to-
earnings
multiple
8.4x
– 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0%
– 85%
43% Increase
Rate of return 40% 40% Decrease
Discount rate
for cost of
capital
15%
– 40%
23% Decrease
Discount for
uncertainty
70%
– 80%
72% Decrease

T. ROWE PRICE Small-Cap Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $1,013,040,000 and $1,195,772,000, respectively, for the six months ended
June 30, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Small-Cap Stock Fund

reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $6,642,823,000. Net unrealized gain aggregated $2,385,380,000 at period-end, of which $3,052,525,000 related to appreciated investments and $667,145,000 related to depreciated investments.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.45% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%

T. ROWE PRICE Small-Cap Stock Fund

for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2023, the effective annual group fee rate was 0.29%.
Effective June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

T. ROWE PRICE Small-Cap Stock Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended June 30, 2023 as indicated in the table below and remain subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six
months ended June 30, 2023, expenses incurred pursuant to these service agreements were $60,000 for Price Associates; $981,000 for T. Rowe Price Services, Inc.; and
$129,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2023, the fund was charged $190,000 for shareholder servicing costs related to the college savings plans, of which $105,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net
Advisor Class I Class Z Class
Expense limitation/I Class Limit 1.34% 0.05% 0.00%
Expense limitation date 04/30/24 04/30/24 N/A
(Waived)/repaid during the period ($000s) $— $1 $(11,497)

T. ROWE PRICE Small-Cap Stock Fund

on the accompanying Statement of Assets and Liabilities. At June 30, 2023, no shares of the Investor Class were held by college savings plans and approximately 16% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At June 30, 2023, approximately 100% of the Z Class's outstanding shares were held by
Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades and for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. These agreements may be rescinded at any time. For the six months ended June 30, 2023, these reimbursements amounted to
$291,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.

T. ROWE PRICE Small-Cap Stock Fund

NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Small-Cap Stock Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 114,561,478 2,328,641
Mark J. Parrell 114,198,674 2,729,946
Kellye L. Walker 112,538,370 4,391,707
Eric L. Veiel 114,229,617 2,727,130

T. ROWE PRICE Small-Cap Stock Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with
T. Rowe Price Investment Management, Inc. (Subadviser), on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory
Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadviser about various topics. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and
Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the
Board noted that there are information barriers between investment personnel of the
Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment

T. ROWE PRICE Small-Cap Stock Fund

personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Stock Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under the
Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total
T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
The fund also offers a Z Class, which serves as an underlying investment within certain
T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe
Price fund of funds and that any Z Class operating expenses not covered by the investing
T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Stock Fund

Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. Broadridge constructed peer groups consisting of small-cap growth funds, and the information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile
(Investor Class Expense Group); the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group), third quintile (Advisor Class Expense Group), and second quintile (Expense Universe); and the fund’s total expenses ranked in the first quintile (Investor Class Expense Group, Advisor Class Expense Group, and Expense
Universe). At the request of the Adviser, Broadridge also constructed peer groups consisting of small-cap core funds and the information provided to the Board indicated
that the fund’s contractual management fee ranked in the second quintile (Investor Class
Expense Group), the fund’s actual management fee rate ranked in the second quintile
(Investor Class Expense Group, Advisor Class Expense Group, and Expense Universe),
and the fund’s total expenses ranked in the second quintile (Investor Class Expense
Group) and first quintile (Advisor Class Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Stock Fund

the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F65-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Stock Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023